Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Deferred DOE cost share liabilities	$ 10,237	$ 10,237	$ 0